Note 17 - Stock Based Compensation (Tables)	3 Months Ended	12 Months Ended
	Mar. 31, 2020	Dec. 31, 2019
Notes Tables
Share-based Payment Arrangement, Expensed and Capitalized, Amount [Table Text Block]
	2019	2018

Stock Based Compensation	$1,176,600	$682,000
Professional fees	36,000	12,241
Legal	-	77,500

Total	$1,212,600	$771,741

Nonvested Restricted Stock Shares Activity [Table Text Block]
	Number of Shares	Weighted- Average Grant Date Fair Value per Share	Weighted- Average Remaining Contractual Term (Years)
Non-vested at January 1, 2019	2,612,500	$0.62	2.00
Granted	-	-	-
Vested	(337,500)	0.62	-
Forfeited	-	-	-
Non-vested at March 31, 2019	2,275,000	$0.62	1.75

Non-vested at January 1, 2020	2,025,000	$0.76	1.54
Granted	-	-	-
Vested	(337,500)	0.71	-
Forfeited	-	-	-
Non-vested at March 31, 2020	1,687,500	$0.77	1.33

	Number of Shares	Weighted- Average Grant Date Fair Value per Share	Weighted- Average Remaining Contractual Term (Years)
Non-vested at January 1, 2018	3,962,500	0.62	2.92
Granted	157,120	0.65	-
Vested	(1,507,120)	0.62	-
Forfeited	-	-	-
Non-vested at December 31, 2018	2,612,500	$0.62	2.00
Granted	1,300,000	1.00	-
Vested	(1,887,500)	0.70	-
Forfeited	-	-	-
Non-vested at December 31, 2019	2,025,000	$0.76	1.54